UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-612
                                   -------

Value Line Income and Growth Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: June 30, 2003
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President


Date: August 29, 2003
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -----------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 29, 2003
      --------------------

================================================================================

INVESTMENT ADVISER Value Line, Inc.                           ------------------
                   220 East 42nd Street                       SEMI-ANNUAL REPORT
                   New York, NY 10017-5891                    ------------------
                                                                 JUNE 30, 2003
DISTRIBUTOR        Value Line Securities, Inc.                ------------------
                   220 East 42nd Street
                   New York, NY 10017-5891

CUSTODIAN BANK     State Street Bank and Trust Co.
                   225 Franklin Street
                   Boston, MA 02110

SHAREHOLDER        State Street Bank and Trust Co.
SERVICING AGENT    c/o NFDS
                   P.O. Box 219729
                   Kansas City, MO 64121-9729                     VALUE LINE
                                                                  INCOME AND
INDEPENDENT        PricewaterhouseCoopers LLP                       GROWTH
ACCOUNTANTS        1177 Avenue of the Americas                    FUND, INC.
                   New York, NY 10036

LEGAL COUNSEL      Peter D. Lowenstein, Esq.
                   Two Sound View Drive, Suite 100
                   Greenwich, CT 06830

DIRECTORS          Jean Bernhard Buttner
                   John W. Chandler
                   Frances T. Newton
                   Francis C. Oakley
                   David H. Porter
                   Paul Craig Roberts
                   Marion N. Ruth
                   Nancy-Beth Sheerr

OFFICERS           Jean Bernhard Buttner
                   CHAIRMAN AND PRESIDENT
                   Bradley T. Brooks
                   VICE PRESIDENT
                   Stephen E. Grant
                   VICE PRESIDENT
                   Sigourney B. Romaine
                   VICE PRESIDENT
                   David T. Henigson
                   VICE PRESIDENT AND
                   SECRETARY/TREASURER                             [LOGO]
                   Joseph Van Dyke                               VALUE LINE
                   ASSISTANT SECRETARY/TREASURER                   NO-LOAD
                   Stephen La Rosa                                 MUTUAL
                   ASSISTANT SECRETARY/TREASURER                   FUNDS


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #526698

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

                                                        TO OUR VALUE LINE INCOME
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the six-month period ended June 30, 2003, the Value Line Income and Growth Fund had a total return of 10.10%. This compared with a total return of 11.76% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of 5.23% for the unmanaged Lehman Government/Credit Bond Index(2).


The first half of 2003 got off to a strong start, as the geo-political risk associated with Iraq and the Middle East faded somewhat and investors focused on the new economic stimulation from both fiscal and monetary policy. During that six months, the Fund raised its equity exposure from 63% to 68%, but continued to take a moderate risk exposure. Cash reserves are still relatively high at 14% and if interest rates continue to rise as they have recently due to the projections for stronger economic growth, some of these assets will be invested in higher yielding corporate securities to increase the Fund's overall yield. Given the new tax advantages accorded dividend paying equity securities, the Fund continues to focus its investment in this area. At June 30, 2003, over 80% of the equity holdings pay a dividend. We continue to work to increase the Fund's dividend from the current 1.5% level, which should help to moderate losses while still allowing for growth. We believe that in the current volatile investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis.

At June 30, 2003, no one industry accounted for more than 10% of the Fund's industry weightings. The drug and medical service and supply sectors account for 9.0% of holdings, energy related companies represent 7.7%, and utilities account for 5.7% of the fund's holdings. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. Thank you for investing with us.


                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT

August 22, 2003

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

AND GROWTH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, showed a bit more spirit in the second quarter of this year, as the nation's gross domestic product increased at a modest 2.4% rate, pushed forward by a selective recovery in manufacturing, by strong housing demand, and by improving retail sales. True, there were still pockets of weakness around, most notably in the employment area, where non-farm payrolls declined further and the unemployment rate climbed above 6%. Overall, though, the economic picture at the end of the opening half was a lot brighter than it had been at the start of the year, when talk of a possible double-dip recession was still being heard.

Now, as we make our way through the second half of 2003, we are starting to see evidence of a further improvement in business activity, with both the retail and manufacturing sectors strengthening even more, albeit still selectively, while housing remains resilient. The weak link in the recovery chain is still the employment situation, which, at best, is starting to show signs of stability following months of steady erosion. The ongoing support of the Federal Reserve, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the additional help needed by the economy to push GDP growth up into the 3.5% to 4% range during the second half of the year.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a resumption of the earlier sharp rise in oil and gas prices stemming from a surprisingly long conflict in the Middle East, inflation should remain in check through the latter years of this decade. Long-term interest rates, which have moved higher recently, as the economy has perked up, should stabilize at modestly higher levels over the next several years.

PERFORMANCE DATA:**

                                        AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                         TOTAL RETURN      INVESTMENT OF $10,000
                                        --------------     ---------------------
 1 year ended 6/30/03 ..........            +3.02%               $10,302
 5 years ended 6/30/03 .........            +5.47%               $13,050
10 years ended 6/30/03 .........            +9.40%               $24,565

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                          PRINCIPAL AMOUNT         VALUE         PERCENTAGE
ISSUE                                                         OR SHARES       (IN THOUSANDS)    OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Notes,
 5.500%, 7/15/06 .......................................     $4,000,000           $4,426             2.3%
Federal Home Loan Bank Bonds, 4.875%, 4/16/04 ..........     $3,000,000            3,089             1.6
Federal Home Loan Bank Bonds, 2.300%, 6/02/06 ..........     $2,000,000            2,010             1.1
Dollar General Corp. 8.625%, Senior Guaranteed
 Notes, 6/15/10 ........................................     $1,000,000            1,106             0.6
Tobacco Settlement Financing Corp. of New Jersey
 5.75%, Asset Backed Revenue Bonds, 6/1/32 .............     $1,250,000            1,100             0.6
Park Place Entertainment Corp. 7.875%, Senior Sub.
 Notes, 12/15/05 .......................................     $1,000,000            1,066             0.6
MONY Group Inc. (The) 7.45%, Senior Notes, 12/15/05 ....     $1,000,000            1,063             0.6
World Color Press, Inc. 8.375%, Senior Guaranteed Notes,
 11/15/08 ..............................................     $1,000,000            1,050             0.6
Fortune Brands, Inc. ...................................         20,000            1,044             0.5
Ameren Corp. ...........................................         23,000            1,014             0.5

FIVE LARGEST INDUSTRY CATEGORIES

                                                     VALUE          PERCENTAGE
INDUSTRY                                        (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------------------
Drug ............................                   $8,684              4.5%
Medical Supplies ................                    6,737              3.5
Retail Store ....................                    6,531              3.4
Electric Utility - East .........                    6,048              3.2
Food Processing .................                    5,984              3.1

FIVE LARGEST NET SECURITY PURCHASES*

                                                                                   COST
ISSUE                                                                         (IN THOUSANDS)
--------------------------------------------------------------------------------------------
Federal Home Loan Bank Bonds, 2.300%, 6/02/06 ............................        $2,000
Tobacco Settlement Financing Corp. of New Jersey 5.75%,
 Asset Backed Revenue Bonds, 6/1/32 ......................................         1,142
World Color Press, Inc. 8.375%, Senior Guaranteed Notes, 11/15/08 ........         1,060
MONY Group Inc. 7.45%, Senior Notes, 12/15/05 ............................         1,058
Liberty Mutual Insurance Company 8.20%, Notes, 5/4/07 ....................         1,020

FIVE LARGEST NET SECURITY SALES*

                                                                              PROCEEDS
ISSUE                                                                      (IN THOUSANDS)
-----------------------------------------------------------------------------------------
SLM Corp. .............................................................        $2,238
Federal Home Loan Bank Bonds, 4.875%, 4/16/04 .........................         2,066
Federal Home Loan Mortgage Corp. Debentures, 4.750%, 10/11/12 .........         2,015
Federal Home Loan Bank Bonds, 2.000%, 11/14/03 ........................         2,000
U.S. Treasury Notes, 4.750%, 11/15/08 .................................         1,650

* FOR THE SIX MONTH PERIOD ENDED 6/30/03
--------------------------------------------------------------------------------
4

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
COMMON STOCKS (67.7%)
             AEROSPACE/
              DEFENSE (1.2%)
11,000       General Dynamics Corp. ................  $  797
16,000       L-3 Communications Holdings,
             Inc.* .................................     696
10,000       Lockheed Martin Corp. .................     476
10,000       Rockwell Collins, Inc. ................     246
                                                      ------
                                                       2,215
             APPAREL (0.4%)
15,000       Liz Claiborne, Inc. ...................     529
13,000       Phillips Van Heusen Corp. .............     177
                                                      ------
                                                         706
             AUTO & TRUCK (0.6%)
20,000       Honda Motor Co., Ltd. (ADR) ...........     381
15,000       Toyota Motor Corp. (ADR) ..............     777
                                                      ------
                                                       1,158
             AUTO PARTS (0.3%)
16,000       Genuine Parts Co. .....................     512
             BANK (1.9%)
15,000       BankNorth Group, Inc. .................     383
11,000       FleetBoston Financial Corp. ...........     327
 3,000       Fulton Financial Corp. ................      60
15,000       KeyCorp ...............................     379
 8,000       National Commerce Financial Corp.           177
12,000       PNC Financial Services Group, Inc.          586
13,300       Regions Financial Corp. ...............     449
 8,000       SouthTrust Corp. ......................     218
12,000       UnionBanCal Corp. .....................     496
10,000       Wells Fargo & Co. .....................     504
                                                      ------
                                                       3,579
             BANK - MIDWEST (0.6%)
16,000       Bank One Corp. ........................     595
20,000       U.S. Bancorp. .........................     490
                                                      ------
                                                       1,085

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             BEVERAGE -
              ALCOHOLIC (0.4%)
10,000       Constellation Brands, Inc.
             Class "A"* ............................ $  314
10,000       Coors (Adolph) Co. Class "B" ..........    490
                                                     -------
                                                        804
             BEVERAGE - SOFT
              DRINK (0.9%)
25,000       Cadbury Schweppes P.L.C. (ADR). .......    605
 5,000       Coca-Cola Co. .........................    232
20,000       Pepsi Bottling Group, Inc. (The) ......    400
10,000       PepsiCo, Inc. .........................    445
                                                     -------
                                                      1,682
             BIOTECHNOLOGY (0.1%)
 7,500       Millennium Pharmaceuticals, Inc.* .....    118
             BUILDING MATERIALS (0.3%)
25,000       Masco Corp. ...........................    596
             CABLE TV (0.2%)
 7,000       Comcast Corp. Class "A" Special* ......    202
20,000       General Motors Corp. Class "H"* .......    256
                                                     -------
                                                        458
             CANADIAN ENERGY (0.9%)
24,000       Canadian Natural Resources
             Limited . .............................    958
22,000       EnCana Corp. ..........................    844
                                                     -------
                                                      1,802
             CEMENT &
              AGGREGATES (0.3%)
25,000       Cemex S.A. de C.V. (ADR) ..............    557

             CHEMICAL - BASIC (0.4%)
 5,000       Dow Chemical Co. (The) ................    155
15,000       du Pont (E.I.) de Nemours and
             Company, Inc. .........................    624
                                                     -------
                                                        779
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             CHEMICAL -
              DIVERSIFIED (0.6%)
13,000       Cabot Corp. .............................. $  373
15,000       FMC Corp.* ...............................    339
20,000       Monsanto Co ..............................    433
                                                        ------
                                                         1,145
             CHEMICAL -
              SPECIALTY (0.4%)
 5,000       Airgas, Inc. .............................     84
10,000       Avery Dennison Corp. .....................    502
10,000       NL Industries , Inc ......................    170
                                                        ------
                                                           756
             COAL/ALTERNATE
              ENERGY (0.3%)
18,000       Peabody Energy Corp. .....................    605
             COMPUTER &
              PERIPHERALS (0.4%)
 5,000       Hewlett-Packard Co. ......................    106
20,000       Identix Incorporated* ....................    127
 5,500       Metrologic Instruments, Inc.* ............    183
12,000       Storage Technology Corp.* ................    309
                                                        ------
                                                           725
             COMPUTER SOFTWARE &
              SERVICES (1.8%)
11,000       Affiliated Computer Services, Inc.
             Class "A"* ...............................    503
15,000       Automatic Data Processing, Inc. ..........    508
10,000       Check Point Software Technologies
             Ltd.* ....................................    196
16,000       Computer Sciences Corp.* .................    610
15,000       Electronic Data Systems Corp. ............    322
20,000       Microsoft Corp. ..........................    512
20,000       Novell, Inc.* ............................     62
12,000       Perot Systems Corp. Class "A"* ...........    136
10,000       SunGard Data Systems Inc.* ...............    259
20,000       Sybase, Inc.* ............................    278
                                                        ------
                                                         3,386

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             DIVERSIFIED
              COMPANIES (2.0%)
15,000       Acuity Brands, Inc. ..................... $  273
20,000       Fortune Brands, Inc. ....................  1,044
15,000       Hillenbrand Industries, Inc. ............    757
20,000       Honeywell International, Inc. ...........    537
12,000       ITT Industries, Inc. ....................    785
 2,000       Raven Industries, Inc. ..................     40
10,000       Teleflex, Inc. ..........................    425
                                                       -------
                                                        3,861
             DRUG (3.4%)
10,000       Barr Laboratories, Inc.* ................    655
12,000       Biovail Corp.* ..........................    565
24,000       Bristol-Myers Squibb Co. ................    652
12,500       Immucor, Inc.* ..........................    272
12,000       Lilly (Eli) & Co. .......................    828
12,000       Merck & Co., Inc. .......................    726
20,000       Mylan Laboratories, Inc. ................    695
10,000       Novartis AG (ADR) .......................    398
25,000       Pfizer, Inc. ............................    854
20,000       Pharmaceutical Product
             Development, Inc.* ......................    575
15,000       SICOR, Inc.* ............................    305
                                                       -------
                                                        6,525
             E-COMMERCE (0.0%)
15,000       Entrust, Inc.* ..........................     44
             EDUCATIONAL
              SERVICES (0.2%)
14,000       DeVry Inc* ..............................    326
             ELECTRICAL
              EQUIPMENT (0.1%)
14,000       Federal Signal Corp. ....................    246
 8,000       Wesco International, Inc.*. .............     48
                                                       -------
                                                          294
--------------------------------------------------------------------------------
6

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             ELECTRIC UTILITY -
              CENTRAL (1.5%)
22,000       Alliant Energy Corp. ..................... $  419
23,000       Ameren Corp. .............................  1,014
15,000       American Electric Power Company,
             Inc. .....................................    447
17,000       CenterPoint Energy, Inc. .................    139
17,000       Cinergy Corp. ............................    625
15,000       Westar Energy, Inc. ......................    244
                                                        -------
                                                         2,888
             ELECTRIC UTILITY -
              EAST (3.2%)
10,000       Consolidated Edison, Inc. ................    433
14,000       Dominion Resources, Inc. .................    900
26,000       Duke Energy Co. ..........................    519
15,000       Exelon Corp. .............................    897
 8,000       FPL Group, Inc. ..........................    535
15,000       FirstEnergy Corp. ........................    577
17,500       Northeast Utilities ......................    293
22,000       PPL Corp. ................................    946
37,000       Pepco Holdings, Inc. .....................    709
20,000       TECO Energy, Inc. ........................    239
                                                        -------
                                                         6,048
             ELECTRIC UTILITY -
              WEST (0.2%)
30,000       Xcel Energy, Inc. ........................    451
             ELECTRONICS (0.8%)
 6,600       Fargo Electronics, Inc.* .................     64
15,000       Harris Corp. .............................    451
23,000       Paxar Corp.* .............................    253
35,000       Titan Corp.* .............................    360
15,000       Trimble Navigation Ltd.* .................    344
                                                        -------
                                                         1,472
             ENTERTAINMENT (0.2%)
 4,000       Disney (Walt) Co. ........................     79
20,000       Liberty Media Corp. Series "A"* ..........    231
                                                        -------
                                                           310

                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             ENVIRONMENTAL (0.5%)
 8,000       BHA Group Holdings, Inc. ................. $  159
10,000       Tetra Tech, Inc. * .......................    171
25,000       Waste Management, Inc. ...................    602
                                                        -------
                                                           932
             FINANCIAL SERVICES -
              DIVERSIFIED (2.3%)
12,000       Affiliated Managers Group, Inc.* .........    731
12,000       American Express Co. .....................    502
15,000       Cendant Corp.* ...........................    275
20,000       Citigroup, Inc. ..........................    856
 5,000       First Cash Financial Services, Inc.* .....     71
12,000       Gallagher (Arthur J.) & Co. ..............    326
20,000       Loews Corp. ..............................    946
10,000       Marsh & McLennan Companies, Inc               511
 5,000       Principal Financial Group, Inc. ..........    161
                                                        -------
                                                         4,379
             FOOD PROCESSING (3.1%)
18,000       Archer-Daniels-Midland Co. ...............    232
25,000       Bunge Limited ............................    715
20,000       ConAgra Foods, Inc. ......................    472
20,000       Dean Foods Co.* ..........................    630
10,000       Del Monte Foods Co.* .....................     88
 5,000       Diageo plc (ADR) .........................    219
15,000       Fresh Del Monte Produce, Inc. ............    385
12,000       General Mills, Inc. ......................    569
 9,000       Hershey Foods Corp. ......................    627
10,000       Hormel Foods Corp. .......................    237
21,000       Interstate Bakeries Corp. ................    267
15,000       Sara Lee Corp. ...........................    282
 7,500       Smithfield Foods, Inc.* ..................    172
30,000       Tyson Foods, Inc. Class "A" ..............    319
24,000       Unilever, PLC (ADR) ......................    770
                                                        -------
                                                         5,984
             FOOD WHOLESALERS (0.3%)
30,000       Supervalu, Inc. ..........................    640
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             FOREIGN
              TELECOMMUNICATIONS
             (0.7%)
15,000       China Mobile Ltd. (ADR) .................. $  176
20,000       TDC A/S (ADR). ...........................    303
30,000       Telefonos de Mexico S.A. de C.V.
             (ADR) ....................................    943
                                                        -------
                                                         1,422
             FURNITURE/HOME
              FURNISHINGS (0.9%)
10,000       Ethan Allen Interiors, Inc ...............    352
16,000       Furniture Brands International, Inc.*         418
16,000       La-Z-Boy, Inc. ...........................    358
10,000       Mohawk Industries, Inc.* .................    555
                                                        -------
                                                         1,683
             GROCERY (0.7%)
32,000       Albertson's, Inc. ........................    615
10,800       Delhaize Group (ADR) .....................    331
10,000       Kroger Co. (The)*. .......................    167
20,000       Winn-Dixie Stores, Inc. ..................    246
                                                        -------
                                                         1,359
             HEALTHCARE INFORMATION
              SYSTEMS (0.1%)
15,000       Applera Corp. - Celera Genomics
             Group* ...................................    155
             HOME APPLIANCE (0.4%)
12,000       Black & Decker Corp. .....................    521
 6,000       Toro Company (The). ......................    239
                                                        -------
                                                           760
             HOTEL/GAMING (0.3%)
15,000       Aztar Corp.*. ............................    242
16,000       Isle of Capri Casinos, Inc.*. ............    264
                                                        -------
                                                           506
             HOUSEHOLD
             PRODUCTS (1.2%)
 7,000       Energizer Holdings, Inc.* ................    220
10,000       Kimberly-Clark Corp. .....................    521

                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
 9,000       Lancaster Colony Corp. .................. $  348
22,000       Newell Rubbermaid, Inc ..................    616
12,000       Scotts Co. (The) Class "A"* .............    594
                                                       -------
                                                        2,299
             HUMAN RESOURCES (0.2%)
30,000       Right Management
             Consultants, Inc.* ......................    380
             INDUSTRIAL SERVICES (0.5%)
 9,000       Angelica Corp. ..........................    153
10,000       Aramark Corp. Class "B"* ................    224
 9,000       Buckeye Partners, L.P. ..................    353
 6,000       Charles River Associates Inc.*. .........    170
 2,500       EMCOR Group, Inc.* ......................    123
                                                       -------
                                                        1,023
             INFORMATION
              SERVICES (0.2%)
10,000       D & B Corp.* ............................    411
             INSURANCE - PROPERTY &
             CASUALTY (2.0%)
18,000       Allianz AG (ADR) ........................    149
 6,000       Allstate Corp. (The) ....................    214
19,000       American Financial Group, Inc. ..........    433
12,000       Berkley (W.R.) Corp. ....................    632
30,000       HCC Insurance Holdings, Inc. ............    887
10,000       PartneRe Ltd. ...........................    511
 9,000       Progressive Corp. .......................    658
10,000       Safeco Corp. ............................    353
                                                       -------
                                                        3,837
             INTERNET (0.1%)
 5,000       Ameritrade Holding Corp.* ...............     37
20,000       E*Trade Group, Inc.*. ...................    170
                                                       -------
                                                          207
             MACHINERY (1.8%)
12,000       Flowserve Corp.* .........................   236
12,000       Ingersoll-Rand Company Ltd.
             Class "A" ................................   567
10,000       JLG Industries, Inc. .....................    68
--------------------------------------------------------------------------------
8

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
11,000       Lincoln Electric Holdings, Inc. .........  $  225
15,000       Roper Industries, Inc. ..................     558
20,000       Snap-on Incorporated ....................     581
27,000       Stanley Works (The) .....................     745
 3,000       Terex Corp.* ............................      59
20,000       York International Corp. ................     468
                                                        -------
                                                         3,507
             MANUFACTURED HOUSING
              RECREATIONAL/
              VEHICLE (0.2%)
13,000       Monaco Coach Corp.*. ....................     199
 5,000       Thor Industries, Inc ....................     204
                                                        -------
                                                           403
             MARITIME (0.2%)
12,000       Alexander & Baldwin, Inc ................     318
 6,000       OMI Corp.* ..............................      37
                                                        -------
                                                           355
             MEDICAL SERVICES (2.0%)
16,000       Apria Healthcare Group, Inc.* ...........     398
12,000       DaVita Inc.* ............................     322
 8,000       HCA, Inc. ...............................     256
30,000       Humana, Inc.* ...........................     453
15,000       Laboratory Corp. of America
             Holdings* ...............................     452
21,000       LifePoint Hospitals, Inc.* ..............     440
14,000       Lincare Holdings, Inc.* .................     441
12,000       PSS World Medical, Inc.* ................      69
15,000       Quest Diagnostics, Inc* .................     957
                                                        -------
                                                         3,788
             MEDICAL SUPPLIES (3.4%)
12,000       Bausch & Lomb Inc. .......................    450
15,000       Baxter International, Inc. ...............    390
16,000       Beckman Coulter, Inc .....................    650
 5,000       Becton, Dickinson & Company ..............    194
10,000       Bio Rad Laboratories, Inc.
             Class "A"* ...............................    554

                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
12,000       Biomet, Inc. ............................. $  344
 6,000       Exactech, Inc.* ..........................     86
17,000       Fisher Scientific International, Inc.*        593
 5,000       Henry Schein, Inc.* ......................    262
 9,000       ICU Medical, Inc.* .......................    280
15,000       Johnson & Johnson ........................    775
15,000       Medtronic, Inc. ..........................    720
12,000       PolyMedica Corp. .........................    549
11,000       Resmed Inc.* .............................    431
 6,000       STERIS Corp* .............................    139
 5,000       Thoratec Corp.* ..........................     75
                                                        -------
                                                         6,492
             METALS & MINING -
              DIVERSIFIED (0.1%)
24,000       BHP Billiton Ltd. (ADR). .................    278
             NATURAL GAS -
              DISTRIBUTION (1.2%)
22,000       Ferrellgas Partners, L.P. ................    499
28,000       KeySpan Corp. ............................    993
23,000       Nicor Inc. ...............................    853
                                                        -------
                                                         2,345
             NATURAL GAS -
             DIVERSIFIED (1.6%)
15,000       Devon Energy Corp. .......................    801
 5,000       EOG Resources, Inc. ......................    209
 8,000       Equitable Resources, Inc. ................    326
 8,000       National Fuel Gas Co. ....................    209
12,500       Patina Oil & Gas Corp. ...................    402
20,000       Western Gas Resources, Inc ...............    792
13,333       XTO Energy, Inc. .........................    268
                                                        -------
                                                         3,007
             NEWSPAPER (0.7%)
10,000       Gannett Co., Inc. ........................    768
20,000       News Corp. Ltd. (ADR). ...................    605
                                                        -------
                                                         1,373
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             OFFICE EQUIPMENT &
              SUPPLIES (0.3%)
20,000       IKON Office Solutions, Inc. ..........  $  178
20,000       Moore Wallace Incorporated* ..........     294
14,000       Office Depot, Inc.* ..................     203
                                                     -------
                                                        675
             OILFIELD SERVICES/
              EQUIPMENT (0.8%)
12,000       ENSCO International, Inc. ............     323
12,000       Halliburton Co. ......................     276
14,000       Schlumberger Ltd. ....................     666
22,000       Veritas DGC Inc.*. ...................     253
                                                     -------
                                                      1,518
             PACKAGING &
              CONTAINER (0.4%)
10,000       American Greetings Corp.
             Class "A"* ...........................     196
 9,000       Carustar Industries, Inc.* ...........      72
14,100       Chesapeake Corp. .....................     308
12,000       Pactiv Corp.*. .......................     237
                                                     -------
                                                        813
             PAPER & FOREST
              PRODUCTS (0.1%)
15,000       Abitibi-Consolidated, Inc ............      96
             PETROLEUM -
              INTEGRATED (2.9%)
14,000       ChevronTexaco Corp. ..................   1,011
15,000       ConocoPhillips .......................     822
 5,000       Enbridge Energy Partners, L.P.
             Class "A" ............................     240
18,000       Occidental Petroleum Corp. ...........     604
25,000       Petro-China Co., Ltd. (ADR) ..........     755
24,000       Premcor Inc.* ........................     517
25,000       Unocal Corp. .........................     717
24,000       Valero Energy Corp. ..................     872
                                                     -------
                                                      5,538

                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             PETROLEUM -
              PRODUCING (1.2%)
15,000       Anadarko Petroleum Corp. ............. $  667
18,000       Burlington Resources, Inc. ...........    973
15,000       Chesapeake Energy Corp. ..............    152
20,000       Methanex Corp ........................    214
15,000       Suncor Energy, Inc. ..................    281
                                                    -------
                                                     2,287
             PHARMACY SERVICES (0.3%)
10,000       Caremark Rx, Inc.* ...................    257
15,000       Longs Drug Stores Corp. ..............    249
                                                    -------
                                                       506
             POWER INDUSTRY (0.7%)
15,000       Headwaters, Inc.* ....................    220
12,000       Huaneng Power International, Inc.
             (ADR) ................................    559
25,000       Scottish Power plc (ADR) .............    608
                                                    -------
                                                     1,387
             PRECIOUS METALS (1.5%)
20,000       AngloGold Ltd. (ADR) .................    638
17,000       Apex Silver Mines Ltd.* ..............    251
30,000       Gold Fields Ltd. (ADR) ...............    365
25,000       Goldcorp Inc. (ADR) ..................    300
30,000       Harmony Gold Mining Co. Ltd.
             (ADR) ................................    404
26,000       Newmont Mining Corp ..................    844
                                                    -------
                                                     2,802
             PRECISION
              INSTRUMENT (0.6%)
10,000       Eastman Kodak Co. ....................    274
25,000       OSI Systems, Inc.* ...................    401
15,000       Waters Corp.*. .......................    437
                                                    -------
                                                     1,112
--------------------------------------------------------------------------------
10

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
             RAILROAD (1.6%)
15,000       CP Holders, Inc .........................  $  758
12,000       Canadian National Railway Co. ...........     579
24,000       Canadian Pacific Railway Ltd. ...........     542
28,000       Norfolk Southern Corp ...................     538
12,000       Union Pacific Corp. .....................     696
                                                        -------
                                                         3,113
             R.E.I.T. (0.3%)
10,000       Annaly Mortgage Management, Inc.              199
13,000       IRSA Inversiones y Represent-
             aciones S.A. (ADR)* .....................     118
17,000       Nationwide Health Properties, Inc. ......     271
                                                        -------
                                                           588
             RECREATION (1.3%)
10,000       Callaway Golf Co. .......................     132
24,000       Hasbro, Inc. ............................     420
11,000       JAKKS Pacific, Inc.* ....................     146
12,000       LeapFrog Enterprises, Inc.* .............     382
15,000       Mattel, Inc. ............................     284
15,000       Polaris Industries, Inc. ................     921
 6,500       Royal Caribbean Cruises, Ltd ............     150
                                                        -------
                                                         2,435
             RESTAURANT (1.1%)
20,000       Jack In The Box, Inc.* ..................     446
20,000       McDonald's Corp. ........................     441
17,000       O'Charley's, Inc * ......................     366
15,000       Ryan's Family Steak Houses, Inc.* .......     210
20,000       Yum! Brands, Inc.* ......................     591
                                                        -------
                                                         2,054
             RETAIL BUILDING
              SUPPLY (0.2%)
10,000       Fastenal Co. ............................     339
             RETAIL - SPECIAL
              LINES (1.7%)
12,500       Barnes & Noble, Inc.* ...................     288
10,000       Bed Bath & Beyond Inc.* .................     388
25,000       Cato Corp. ..............................     527

                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
10,000       Factory 2-U Stores, Inc.* ............... $   50
10,000       Linens 'n Things, Inc.* .................    236
15,000       Men's Wearhouse, Inc. (The)* ............    328
12,000       Michaels Stores, Inc. ...................    457
20,000       Pep Boys - Manny Moe & Jack .............    270
10,000       PETsMART, Inc.* .........................    167
15,000       School Specialty, Inc.* .................    427
10,000       TJX Companies, Inc. (The) ...............    188
                                                       -------
                                                        3,326
             RETAIL STORE (1.1%)
20,000       BJ's Wholesale Club, Inc.* ..............    301
10,000       Costco Wholesale Corp.* .................    366
15,000       Dillards, Inc. ..........................    202
 6,000       Dollar General Corp. ....................    110
10,000       Federated Department Stores, Inc. .......    369
18,000       Nordstrom Inc. ..........................    351
25,000       Penney (J.C.) Co., Inc. .................    421
                                                       -------
                                                        2,120
             SEMICONDUCTOR (0.1%)
10,000       ATI Technologies, Inc.* .................    102
             SHOE (0.5%)
15,000       Madden (Steven), Ltd.* ..................    328
20,000       Reebok International Ltd.*. .............    672
                                                       -------
                                                        1,000
             STEEL - GENERAL (0.2%)
12,800       Quanex Corp. ............................    380
             TELECOMMUNICATION
              SERVICES (0.6%)
15,000       ALLTEL Corp. ............................    723
20,000       At Road, Inc.* ..........................    219
10,000       IDT Corp.* ..............................    179
                                                       -------
                                                        1,121
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                         VALUE
SHARES                                               (IN THOUSANDS)
-------------------------------------------------------------------
           TELECOMMUNICATIONS
            EQUIPMENT (0.8%)
15,000     Applied Signal Technology, Inc. .......... $    253
12,000     Comtech Telecommunications
           Corp.* ...................................      339
16,000     Harmonic, Inc.* ..........................       65
25,000     UTStarcom, Inc.* .........................      889
                                                      ---------
                                                         1,546
           TEXTILE (0.1%)
24,000     Culp, Inc.*. .............................      166
           TIRE & RUBBER (0.0%)
 5,000     Cooper Tire & Rubber Co. .................       88
           TOILETRIES/
           COSMETICS (0.2%)
10,000     Gillette Co. .............................      319
           TRUCKING/TRANSPORTATION
           LEASING (0.7%)
20,000     Ryder System, Inc. .......................      512
10,000     USF Corporation ..........................      270
22,000     Yellow Corporation* ......................      509
                                                      ---------
                                                         1,291
           WIRELESS
           NETWORKING (0.1%)
16,000     Echelon Corp.* ...........................      220
                                                      ---------
           TOTAL COMMON STOCKS
           (Cost $116,769,000) ......................  129,354
                                                      --------
PREFERRED STOCKS (0.2%)
           MEDICAL SUPPLIES (0.1%)
 5,000     Baxter International, Inc. 7%,
           Conv. Unit. ..............................      245
           TELECOMMUNICATION
           SERVICES (0.1%)
10,000     Sprint Corporation 7 1/8%, Unit ..........       80
                                                      --------
           TOTAL PREFERRED STOCKS
           (Cost $377,000) ..........................      325
                                                      --------
  PRINCIPAL
    AMOUNT                                                VALUE
(IN THOUSANDS)                                       (IN THOUSANDS)
-------------------------------------------------------------------

CORPORATE BONDS & NOTES (10.6%)
            AIR TRANSPORT (0.2%)
$1,000      Mesa Air Group, Inc.
            Senior Conv. Notes, (2.48% until
            6/16/08, 0% thereafter),
            6/16/23(1) .............................      $  445
            BIOTECHNOLOGY (0.4%)
 1,000      Human Genome Sciences, Inc.
            3.75%, Sub. Conv. Notes, 3/15/07                 825
            COMPUTER SOFTWARE &
             SERVICES (0.3%)
   500      Mentor Graphics Corp. 6.875%,
            Sub. Conv. Notes, 6/15/07 ..............         552
            DIVERSIFIED
             COMPANIES (0.5%)
 1,000      Service Corp. International, 6.75%,
            Sub. Conv. Notes, 6/22/08 ..............       1,021
            DRUG (1.1%)
   500      Enzon, Inc. 4 1|M/2%, Sub. Conv.
            Notes, 7/1/08 ..........................         410
 1,000      Inhale Therapeutic Systems, Inc.
            3.50% , Sub. Conv. Notes,
            10/17/07 ...............................         780
   500      Medarex, Inc. 4 1|M/2%, Sub. Conv.
            Notes, 7/1/06 ..........................         419
   500      Watson Pharmaceuticals, Inc.
            7.125%, Senior Notes, 5/15/08 ..........         550
                                                          -------
                                                           2,159
            E-COMMERCE (0.2%)
   500      Manugistics Group, Inc. 5%, Sub.
            Conv. Notes, 11/1/07 ...................         378
            ELECTRONICS (0.3%)
 1,000      Celestica, Inc. Zero Coupon, Conv.
            Notes, 8/1/20 ..........................         523
--------------------------------------------------------------------------------
12

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                VALUE
(IN THOUSANDS)                                       (IN THOUSANDS)
-------------------------------------------------------------------
            ENTERTAINMENT (0.4%)
$1,000      Liberty Media Corp. (convertible
            into Motorola, Inc.) 3.50%,
            Senior Exchangeable Debentures,
            1/15/31 ................................. $  752
            FINANCIAL SERVICES (0.5%)
 1,000      IOS Capital LLC 7.25%, Senior
            Notes, 6/30/08 ..........................    978
            GROCERY (0.5%)
 1,000      Delhaize America, Inc. 7.375%,
            Sub. Guarnateed Notes, 4/15/06 ..........  1,050
            HOTEL/GAMING (0.6%)
 1,000      Park Place Entertainment Corp.
            7.875%, Senior Sub. Notes,
            12/15/05 ................................  1,066
            INSURANCE - LIFE (1.1%)
 1,000      Liberty Mutual Insurance Company
            8.20%, Notes, 5/4/07 (1) ................  1,040
 1,000      MONY Group Inc. (The) 7.45%,
            Senior Notes, 12/15/05 ..................  1,063
                                                      -------
                                                       2,103
            MEDICAL SERVICES (0.2%)
   300      Pacificare Health Systems, Inc.
            3.00%, Sub. Conv. Debentures,
            10/15/32 ................................    418
            OILFIELD SERVICES/
             EQUIPMENT (0.3%)
   500      PEMEX Project Funding Master
            Trust 7.375% , Guaranteed Notes,
            12/15/14 ................................    547
            PAPER & FOREST
             PRODUCTS (0.5%)
 1,000      Fort James Corp. 6.70%,
            Guaranteed Notes, 11/15/03 ..............  1,008

  PRINCIPAL
    AMOUNT                                                VALUE
(IN THOUSANDS)                                       (IN THOUSANDS)
-------------------------------------------------------------------
            PUBLISHING (0.6%)
$1,000      World Color Press, Inc. 8.375%,
            Senior Guaranteed Notes,
            11/15/08 ................................ $ 1,050
            RECREATION (0.3%)
   500      P & O Princess Cruises plc.
            7.875%, Guaranteed Notes,
            6/1/27 ..................................     559
            RETAIL STORE (2.3%)
   500      Dillard's, Inc. 6.430%, Notes, 8/1/04         502
 1,000      Dollar General Corp. 8.625%,
            Senior Guaranteed Notes, 6/15/10            1,106
 1,000      Penney (J.C.) Co., Inc. 5.00%, Sub.
            Conv. Notes, 10/15/08 ...................     974
   824      Penney (J.C.) Co., Inc. 9.750%,
            Debentures, 6/15/21 .....................     849
 1,000      Penney (J.C.) Co., Inc. 8.250%,
            Debentures, 8/15/22 .....................     980
                                                      --------
                                                        4,411
            TELECOMMUNICATIONS
             EQUIPMENT (0.3%)
   500      ONI Systems Corp. 5.00%, Sub.
            Conv. Notes, 10/15/05, ..................     491
                                                      --------
            TOTAL CORPORATE
             BONDS & NOTES
            (Cost $18,771,000) ......................  20,336
                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.0%)
 3,000      Federal Home Loan Bank Bonds,
            4.875%, 4/16/04 .........................   3,089
 2,000      Federal Home Loan Bank Bonds,
            2.300%, 6/2/06 ..........................   2,010
 4,000      Federal Home Loan Mortgage Corp.
            Notes, 5.500%, 7/15/06 ..................   4,426
                                                      --------
            TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
            (Cost $9,121,000) .......................   9,525
                                                      --------
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2003
--------------------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                                VALUE
(IN THOUSANDS)                                       (IN THOUSANDS)
-------------------------------------------------------------------
MUNICIPAL SECURITIES (0.6%)
$1,250      Tobacco Settlement Financing Corp.
            of New Jersey, 5.75%, Asset
            Backed Revenue Bonds, 6/1/32 ..........   $  1,100
                                                      ---------
            TOTAL MUNICIPAL
             SECURITIES
            (COST $1,142,000) .....................      1,100
                                                      ---------
            TOTAL INVESTMENT
             SECURITIES (84.1%)
            (COST $146,180,000) ...................    160,640
                                                      ---------
SHORT-TERM INVESTMENTS (16.7%)
            CORPORATE BONDS &
             NOTES (2.1%)
            ENTERTAINMENT (1.1%)
 2,000      Disney (Walt) Co. 3.90%, Notes,
            9/15/03 ...............................      2,010
            GROCERY (1.0%)
 2,000      Safeway Inc. 3.625%, Senior Notes,
            11/5/03 ...............................      2,007
                                                      ---------
            TOTAL CORPORATE BONDS &
             NOTES
            (COST $4,021,000) .....................      4,017
                                                      ---------

                                                                     VALUE
  PRINCIPAL                                                     (IN THOUSANDS)
    AMOUNT                                                         EXCEPT PAR
(IN THOUSANDS)                                                   SHARES AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (14.6%)
 (INCLUDING ACCRUED INTEREST)
$ 9,600                      Collateralized by $8,842,000
                              U.S. Treasury Bonds 5.25%,
                              due 2/15/29, with a value of
                              $9,794,000 (with UBS
                              Warburg LLC, 1.10%, dated
                              6/30/03, due 7/1/03, delivery
                              value $9,600,293) .................   $  9,600

$ 8,800                      Collateralized by $8,155,000
                              U.S. Treasury Notes 7.875%,
                              due 11/15/04, with a value of
                              $8,979,000 (with State Street
                              Bank & Trust Company,
                              0.95%, dated 6/30/03, due
                              7/1/03, delivery value
                              $8,800,232) .......................      8,800

  9,600                      Collateralized by $8,000,000
                              U.S. Treasury Bonds 6.125%,
                              due 11/15/27, with a value of
                              $9,781,250 (with Morgan
                              Stanley, 0.94%, dated 6/30/03,
                              due 7/1/03, delivery value
                              $9,600,251) .......................      9,600
                                                                    ---------
                             TOTAL REPURCHASE
                              AGREEMENTS
                             (COST $28,000,000) .................     28,000
                                                                    ---------
                             TOTAL SHORT-TERM
                              INVESTMENTS
                             (COST $32,021,000) .................     32,017
                                                                    ---------
LIABILITIES OVER CASH & OTHER
 ASSETS (-0.8%) .................................................     (1,544)
                                                                    ---------
NET ASSETS (100.0%) .............................................   $191,113
                                                                    =========

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER
 OUTSTANDING SHARE ($191,113,147 -
 24,949,140 SHARES OUTSTANDING) .................................   $   7.66
                                                                    =========

*   NON-INCOME PRODUCING.
    (ADR) AMERICAN DEPOSITORY RECEIPTS.

(1) 144A SECURITY.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                                                                          VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2003 (UNAUDITED)                                        SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                                                 (IN THOUSANDS
                                                EXCEPT PER SHARE
                                                    AMOUNT)                                                         IN THOUSANDS
                                                ----------------                                                    ------------
ASSETS:                                                             INVESTMENT INCOME:
Investment securities, at value                                     Interest ...................................      $ 1,214
   (Cost - $146,180) ...........................  $160,640          Dividends (Net of foreign
Short-term investments                                                 withholding tax of $17) .................        1,092
   (Cost - $32,021) ............................    32,017                                                            --------
Cash ...........................................       111            Total Income .............................        2,306
Dividends and interest receivable ..............       529                                                            --------
Receivable for securities sold .................       252          EXPENSES:
Receivable for capital shares sold .............        61          Advisory fee ...............................          616
Prepaid insurance expense,                                          Service and distribution plan fees .........          227
   registration and filing fees ................        19          Transfer agent fees ........................           49
                                                  --------          Custodian fees .............................           42
  TOTAL ASSETS .................................   193,629          Auditing and legal fees ....................           28
                                                  --------          Printing ...................................           19
LIABILITIES:                                                        Postage ....................................           14
Payable for securities purchased ...............     2,202          Registration and filing fees ...............           10
Payable for capital shares repurchased .........       112          Directors' fees and expenses ...............           10
Accrued expenses:                                                   Insurance, dues and other ..................            9
  Advisory fee .................................       107          Telephone ..................................            8
  Service and distribution plan                                                                                       --------
     fees payable ..............................        40               Total Expenses Before
  Other ........................................        55                  Custody Credits ....................        1,032
                                                  --------               Less: Custody Credits .................           (1)
  TOTAL LIABILITIES ............................     2,516                                                            --------
                                                  --------               Net Expenses ..........................        1,031
NET ASSETS .....................................  $191,113                                                            --------
                                                  ========          NET INVESTMENT INCOME ......................        1,275
NET ASSETS CONSIST OF:                                                                                                --------
Capital stock, at $1.00 par value                                   NET REALIZED AND UNREALIZED GAIN
   (authorized 50,000,000, outstanding                                 ON INVESTMENTS:
   24,949,140 shares) ..........................  $ 24,949               Net Realized Gain .....................        3,889
Additional paid-in capital .....................   146,796               Change in Net Unrealized
Undistributed net investment income ............       274                  Appreciation .......................       12,464
Undistributed net realized gain                                                                                       --------
   on investments ..............................     4,638          NET REALIZED GAIN AND CHANGE
Net unrealized appreciation                                            IN NET UNREALIZED APPRECIATION
   of investments ..............................    14,456             ON INVESTMENTS ..........................       16,353
                                                  ---------                                                           --------
NET ASSETS .....................................  $191,113          NET INCREASE IN NET ASSETS FROM
                                                  =========            OPERATIONS ..............................      $17,628
NET ASSET VALUE, OFFERING AND                                                                                         ========
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($191,113,147 - 24,949,140
   SHARES OUTSTANDING) .........................  $   7.66
                                                  =========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED
DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                     JUNE 30, 2003    DECEMBER 31,
                                                                      (UNAUDITED)         2002
                                                                    ---------------  -------------
                                                                             (IN THOUSANDS)
OPERATIONS:
 Net investment income ............................................    $   1,275      $    2,618
 Net realized gain on investments .................................        3,889           2,883
 Change in net unrealized appreciation ............................       12,464         (29,277)
                                                                       ---------      ----------
 Net increase (decrease) in net assets from operations ............       17,628         (23,776)
                                                                       ---------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ............................................       (1,143)         (2,673)
 Net realized gain from investment transactions ...................           --          (2,095)
                                                                       ---------      ----------
 Total distributions ..............................................       (1,143)         (4,768)
                                                                       ---------      ----------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares .................................       77,504         174,568
 Net proceeds from reinvestment of distributions to shareholders ..          974           4,092
 Cost of shares repurchased .......................................      (92,852)       (159,222)
                                                                       ---------      ----------
 (Decrease) Increase from capital share transactions ..............      (14,374)         19,438
                                                                       ---------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................        2,111          (9,106)
NET ASSETS:
 Beginning of period ..............................................      189,002         198,108
                                                                       ---------      ----------
 End of period ....................................................    $ 191,113      $  189,002
                                                                       =========      ==========
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD .............    $     274      $      142
                                                                       =========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                          SIX MONTHS          YEAR
                                            ENDED            ENDED
                                        JUNE 30, 2003     DECEMBER 31,
                                         (UNAUDITED)          2002
                                        -------------     ------------
Shares sold ........................      11,195             24,277
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ...................         133                575
                                          -------------------------
                                          11,328             24,852
Shares repurchased .................      13,384             22,093
                                          -------------------------
Net (decrease) increase ............      (2,056)             2,759
                                          =========================
Dividends per share from
   net investment income ...........      $ .045             $.1075
                                          =========================
Distributions per share
   from net realized gains .........      $    -             $.0816
                                          =========================

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                          SIX MONTHS
                                             ENDED
                                         JUNE 30, 2003
                                          (UNAUDITED)
                                        ---------------
                                         (IN THOUSANDS)
PURCHASES:
U.S. Treasury & Government
   Agency Obligations ...............      $ 2,000
Other Investment Securities .........       88,788
                                           -------
                                           $90,788
                                           =======
SALES & REDEMPTIONS:
U.S. Treasury & Government
   Agency Obligations ...............      $10,972
Other Investment Securities .........       88,904
                                           -------
                                           $99,876
                                           =======

4. INCOME TAXES

At June 30, 2003, information on the tax components of capital is as follows (unaudited):

                                                  (IN THOUSANDS)
                                                 ---------------
Cost of investments for tax purposes .........       $179,284
                                                     ========
Gross tax unrealized appreciation ............       $ 15,826
Gross tax unrealized depreciation ............          2,453
                                                     --------
Net tax unrealized appreciation on
   investments ...............................       $ 13,373
                                                     ========

Net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.
--------------------------------------------------------------------------------
18

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
      AFFILIATES

An advisory fee of $616,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2003. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2003, fees amounting to $227,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six month period ended June 30, 2003, the Fund paid brokerage commissions totaling $136,279 to the distributor which clears its transactions through unaffiliated brokers.

For the six months ended June 30, 2003, the Fund's expenses were reduced by $760 under a custody credit arrangement with the Custodian.

The Value Line Profit Sharing and Savings Plan owned 47,785 shares of the Fund's capital stock, representing 0.2% of the outstanding shares at June 30, 2003.

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                 SIX MONTHS
                                    ENDED                                      YEARS ENDED DECEMBER 31,
                               JUNE 30, 2003        ----------------------------------------------------------------------------
                                 (UNAUDITED)           2002           2001             2000            1999            1998
                               =================================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ...................   $    7.00         $    8.17        $    9.00        $   10.10        $    9.53        $    7.98
                                 -----------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ......         .05               .11              .11              .13              .12              .10
  Net gains or losses on
    securities (both realized
    and unrealized ...........         .65             (1.09)            (.58)            (.28)            2.23             2.08
                                 -----------------------------------------------------------------------------------------------
 Total from investment
  operations .................         .70              (.98)            (.47)            (.15)            2.35             2.18
                                 -----------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
  Dividends from net
    investment income ........        (.04)             (.11)            (.12)            (.13)            (.11)            (.10)
  Distributions from net
    realized gains ...........          --              (.08)            (.24)            (.82)           (1.67)            (.53)
                                 -----------------------------------------------------------------------------------------------
 Total distributions .........        (.04)             (.19)            (.36)            (.95)           (1.78)            (.63)
                                 -----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $    7.66         $    7.00        $    8.17        $    9.00        $   10.10        $    9.53
                                 ===============================================================================================
TOTAL RETURN .................       10.10%+         -12.03%           -5.18%           -1.63%            25.33%           27.83%
                                 ===============================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............   $ 191,113         $ 189,002        $ 198,108        $ 218,303        $ 230,301        $ 188,417
Ratio of expenses to average
 net assets ..................        1.13%*(1)         1.15%(1)         1.09%(1)          .95%(1)          .83%(1)          .87%
Ratio of net investment income
 to average net assets .......        1.40%*            1.41%            1.25%            1.32%            1.19%            1.24%
Portfolio turnover rate ......                            61%+            155%              88%              41%              64%


(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.08% FOR THE YEAR ENDED DECEMBER 31, 2001 AND WOULD HAVE BEEN CHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, AND 1999, AND UNCHANGED FOR THE SIX MONTHS ENDED JUNE 30, 2003.

 *  ANNUALIZED

 +  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20